Shareholders' Deficit - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 19, 2025	Jun. 30, 2026	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Sep. 09, 2025	Aug. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 02, 2024
Stockholders Equity Note [Line Items]
Common stock shares authorized		1,000	1,000		1,000
Common stock par value		$ 0.001	$ 0.001		$ 0.001
Common stock shares issued		1	1		1
Common stock shares outstanding		1	1		1
Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock par value		$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Common stock par value						$ 0.1
Temporary equity shares outstanding		23,000,000	23,000,000
Common stock voting rights	Each share of Pubco Class Common A Stock will be entitled to one vote per share.
Class A ordinary shares [Member] | Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized		200,000,000	200,000,000
Common stock par value		$ 0.0001	$ 0.0001				$ 0.0001
Common stock shares issued		710,000	710,000				400,000
Common stock shares outstanding	120,000	710,000	710,000
Class B ordinary shares [Member] | Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized		20,000,000	20,000,000
Common stock par value		$ 0.0001	$ 0.0001				$ 0.0001
Common stock shares issued		7,880,000	7,880,000				7,880,000
Common stock shares outstanding	2,364,000	7,880,000	7,880,000
Preferred stock [Member] | Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock par value		$ 0.0001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Common stock [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding		1			1		0
Common stock [Member] | Class A ordinary shares [Member] | Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized		200,000,000	200,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock shares issued		710,000	710,000	710,000	710,000			710,000	0	0	0
Temporary equity shares outstanding		23,000,000	23,000,000
Common stock shares outstanding		710,000	710,000
Common stock voting rights		All Class A shares are entitled to one vote per share.	All Class A shares are entitled to one vote per share.
Common stock [Member] | Class B ordinary shares [Member] | Armada Acquisition Corp II [Member]
Stockholders Equity Note [Line Items]
Common stock shares authorized		20,000,000	20,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock shares issued		7,880,000	7,880,000	7,880,000	7,880,000			7,880,000	7,880,000	7,880,000	0
Common stock shares outstanding		7,880,000	7,880,000
Common stock voting rights		All Class B shares are entitled to one vote per share.	All Class B shares are entitled to one vote per share.